Wireless Device Payment Plans - Balance and Aging of Device Payment Plan Agreement Receivables on Gross Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, gross	$ 19,313	$ 17,770
Unbilled
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	18,043	16,591
Billed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	986	975
Past due	$ 284	$ 204